Net interest income	12 Months Ended
Dec. 31, 2019
3. Net interest income
Net interest income

The notes included in this section focus on the results and performance of the Barclays Bank Group. Information on the segmental performance, income generated, expenditure incurred, tax, and dividends are included here.

	2019	2018	2017
	£m	£m	£m
Cash and balances at central banks	919	919	214
Loans and advances at amortised cost	5,514	5,554	5,951
Financial investments	-	-	385
Fair value through other comprehensive income	831	662	-
Other	821	324	367
Interest income	8,085	7,459	6,917
Deposits at amortised cost	(1,778)	(1,591)	(936)
Debt securities in issue	(873)	(493)	(461)
Subordinated liabilities	(1,096)	(1,397)	(1,225)
Other	(431)	(848)	(419)
Interest expense	(4,178)	(4,329)	(3,041)
Net interest income	3,907	3,130	3,876

Interest income presented above represents interest revenue calculated using the effective interest method. Costs to originate credit card balances of £684m (2018: £585m; 2017: £486m) have been amortised to interest income during the period. Interest income includes £9m (2018: £9m; 2017: £16m) accrued on impaired loans. Other interest expense includes £25m relating to IFRS 16 lease interest expenses.